PROSPECTUS SUPPLEMENT
                                DATED MAY 1, 1997

              Templeton Global Infrastucture Fund - Class I and Class
                                 II dated August 1, 1996

                     Templeton Foreign Fund - Advisor Class
                   Templeton Growth Fund, Inc. - Advisor Class
                   Templeton Global Bond Fund - Advisor Class
                Templeton Global Smaller Companies Fund, Inc. - Advisor Class
                              dated January 1, 1997

I . The discussion under "HOW DO I SELL SHARES?" is amended by replacing the chart and first paragraph with the following text:

You may sell(redeem) your shares at any time.

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         METHOD                              STEPS TO FOLLOW
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BY MAIL                  1.  Send us  written  instructions  signed by all
                          account owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

                              The name, address and telephone number of the
                               bank where you want the proceeds sent
                              Your bank account number
                              The Federal Reserve ABA routing number
                              If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

                          2. Include any outstanding share certificates for the shares you are selling

                          3. Provide a signature guarantee if required

                          4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.
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BY PHONE                  Call Shareholder Services.  If you would like your
                          redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                          Telephone requests will be accepted:

                              If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.
                              If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund
                              Unless you are selling shares in a Trust Company retirement plan account
                              Unless the address on your account was changed by phone within the last 15 days

                           If you do not want the ability to redeem by phone to
                           apply to your account, please let us know.
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THROUGH YOUR DEALER       Call your investment representative
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We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 4:00 p.m. Eastern time, your wire payment will be sent the next business day. For requests received in proper form after 4:00 p.m. Eastern time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


II . The following paragraph is added under "WHAT ARE THE FUND'S POTENTIAL RISKS?":

Hong Kong is scheduled to revert to the sovereignty of China on July 1, 1997. As with any major political transfer of power, this could result in political, social, economic, market or other developments in Hong Kong, China or other countries that could affect the value of Fund investments.